Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories by Major Classification

Inventories by major classification are as follows:

	December 31, 2016	January 2, 2016
Finished goods	$115,312	$136,762
Raw materials	53,364	48,894
Work in process	2,810	2,330
Reserves for excess and obsolete inventory	(5,860)	(4,450)

	$165,626	$183,536